INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Net, Classification
Deferred tax asset	$ 0	$ 5,086,000
Net deferred tax liability	(5,295,000)	(3,210,000)
Indonesia | Foreign Tax Authority
Deferred Tax Assets, Net, Classification
Deferred tax asset	0	5,086,000	$ 10,393,000	$ 9,524,000
Jordan | Foreign Tax Authority
Deferred Tax Assets, Net, Classification
Deferred tax asset	250,000	534,000
Deferred tax liability	(5,545,000)	(3,744,000)
Net deferred tax liability	$ (5,295,000)	$ (3,210,000)	$ (1,146,000)